UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tobias Bros., Inc.
Address:     623 Fifth Avenue
             Suite 2501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Sam Tobias
Title:       President
Phone:       212-251-3200

Signature, Place, and Date of Signing:

       /s/ Sam Tobias                   New York, NY            08-7-2008
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Explanatory Note:

Schedule 13Fs previously filed were filed by a reporting person different from, but affiliated with, the reporting person of this Schedule 13F. The change in reporting person merely reflects certain organizational changes within the reporting person of this Schedule 13F.

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 77

Form 13F Information Table Value Total:            $89,194
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2008

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------     -----------          -------------   -----  -----------------
                                                          VALUE        SHRS OR SH/ PUT/    INV.  DISCR.    OTH       VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x1000)      PRN AMT PRN CALL    SOLE    SHRD      MGR  SOLE     SHRD  NONE
CALL AMERN EAGLE JUL 15             CALL O    02553E8GC       3         20000      C        X                   20000     0       0
AMERICAN EAGLE OUTFITTERS           COMMON    02553E106     477         35000      N        X                   35000     0       0
AMR CORP-DEL                        COMMON    001765106     768        150000      N        X                  150000     0       0
ABERCROMBIE & FITCH CO-CL           COMMON    002896207    1254         20000      N        X                   20000     0       0
ANADARKO PETROLEUM CORP             COMMON    032511107    1871         25000      N        X                   25000     0       0
BOEING CO                           COMMON    097023105    3286         50000      N        X                   50000     0       0
BAKER HUGHES INC                    COMMON    057224107    4367         50000      N        X                   50000     0       0
BJ SERVICES CO                      COMMON    055482103    1278         40000      N        X                   40000     0       0
CALL CHEESECAKE FACTO OCT 20        CALL O    1630721JC      54        138000      C        X                  138000     0       0
CHESAPEAKE ENERGY CORP              COMMON    165167107    3298         50000      N        X                   50000     0       0
DRESS BARN INC                      OTC EQ    261570105     201         15000      N        X                   15000     0       0
DANAHER CORP                        COMMON    235851102     773         10000      N        X                   10000     0       0
PROSHARES TRUST                     COMMON    74347R586     534         20000      N        X                   20000     0       0
DEVON ENERGY CORPORATION N          COMMON    25179M103    1802         15000      N        X                   15000     0       0
ENCANA CORP                         COMMON    292505104    3183         35000      N        X                   35000     0       0
CALL ESTEE LAUDER COM JUL 50        CALL O    5184398GJ       5         20000      C        X                   20000     0       0
EOG RES INC                         COMMON    26875P101    2624         20000      N        X                   20000     0       0
EQUITABLE RESOURCES INC             COMMON    294549100    1727         25000      N        X                   25000     0       0
ENERGY XXI BERMUDA LMTD             OTC EQ    G10082108    1211        175000      N        X                  175000     0       0
FOREST OIL CORP                     COMMON    346091705    1863         25000      N        X                   25000     0       0
CALL FRONTIER OIL AUG 25            CALL O    35914P8HE      78         50000      C        X                   50000     0       0
FOSTER WHEELER LTD                  OTC EQ    G36535139    1463         20000      N        X                   20000     0       0
CALL GENERAL ELECTRIC SEP           CALL O    3696048IZ      43        155000      C        X                  155000     0       0
GENERAL ELECTRIC CO                 COMMON    369604103     801         30000      N        X                   30000     0       0
GLOBAL INDUSTRIES LTD               OTC EQ    379336100     448         25000      N        X                   25000     0       0
GREY WOLF INC                       COMMON    397888108     903        100000      N        X                  100000     0       0
HALLIBURTON CO                      COMMON    406216101    2654         50000      N        X                   50000     0       0
HERCULES OFFSHORE INC               OTC EQ    427093109    1331         35000      N        X                   35000     0       0
CALL PETROHAWK JUL 40               CALL O    7164958GH     653         90000      C        X                   90000     0       0
CALL HONEYWELL JUL 52.50            CALL O    4385168GX      45         45000      C        X                   45000     0       0
HONEYWELL INTL INC                  COMMON    438516106    1257         25000      N        X                   25000     0       0
CALL JACK IN THE BOX  JUL 25        CALL O    4663678GE       6         40000      C        X                   40000     0       0
CALL J CREW GROUP INC SEP 32.5      CALL O    46612H8IZ     110         30000      C        X                   30000     0       0
J CREW GROUP INC COMMON ST          COMMON    46612H402     330         10000      N        X                   10000     0       0
J C PENNEY CO INC                   COMMON    708160106    1815         50000      N        X                   50000     0       0
KEY ENERGY SVCS INC                 COMMON    492914106    1942        100000      N        X                  100000     0       0
COCA COLA CO                        COMMON    191216100    1040         20000      N        X                   20000     0       0
US AIRWAYS GROUP INC                COMMON    90341W108     663        265000      N        X                  265000     0       0
CALL L-3 COMMUNICATIONS JUL 90      CALL O    5024241GR      15          5000      C        X                    5000     0       0
CALL LEHMAN BROTHERS JUL            CALL O    5249088GR       8         10000      C        X                   10000     0       0
MACYS INC                           COMMON    55616P104     874         45000      N        X                   45000     0       0
MCMORAN EXPLORATION COMPAN          COMMON    582411104    1406         51100      N        X                   51100     0       0
CALL MERCK & CO. INC. JUL           CALL O    5893318GZ     128         80000      C        X                   80000     0       0
MARATHON OIL CORP                   COMMON    565849106    3890         75000      N        X                   75000     0       0
MORTONS RESTAURANT GROUP I          COMMON    619430101    1428        207500      N        X                  207500     0       0
MURPHY OIL CORP                     COMMON    626717102    3059         31200      N        X                   31200     0       0
NABORS INDUSTRIES LTD               COMMON    G6359F103    1723         35000      N        X                   35000     0       0
NATIONAL-OILWELL VARCO INC          COMMON    637071101    4436         50000      N        X                   50000     0       0
PETROLEO BRASILEIRO SA              COMMON    71654V408    2833         40000      N        X                   40000     0       0
PEPSICO INC                         COMMON    713448108     954         15000      N        X                   15000     0       0
CALL PF CHANGS CHINA JUL 25         CALL O    69333Y8GE      12         60000      C        X                   60000     0       0
CALL PROCTER & GAMBLE JUL 65        CALL O    7427188GM       5         70000      C        X                   70000     0       0
PROCTER & GAMBLE CO                 COMMON    742718109     608         10000      N        X                   10000     0       0
PACIFIC SUNWEAR OF CALIFOR          OTC EQ    694873100     427         50000      N        X                   50000     0       0
POWERSHARES QQQ TRUST SER           COMMON    73935A104     678         15000      N        X                   15000     0       0
TRANSOCEAN INC                      COMMON    G90073100    5334         35000      N        X                   35000     0       0
RANGE RESOURCES CORP                COMMON    75281A109    1966         30000      N        X                   30000     0       0
PUT SPY OPTION JUL 134              PUT OP    QSFBSD        733        140000      P        X                  140000     0       0
CALL SOUTHWESTERN JUL 50            CALL O    8454678GJ      58         50000      C        X                   50000     0       0
SOUTHWESTERN ENERGY CO              COMMON    845467109    1428         30000      N        X                   30000     0       0
TIDEWATER INC                       COMMON    886423102    1626         25000      N        X                   25000     0       0
TARGET CORP                         COMMON    87612E106    1395         30000      N        X                   30000     0       0
TIFFANY & CO-NEW                    COMMON    886547108     611         15000      N        X                   15000     0       0
TRICO MARINE SERVICES INC           OTC EQ    896106200    1457         40000      N        X                   40000     0       0
CALL TYSON FOODS INC- JUL 15        CALL O    9024948GC      97         95000      C        X                   95000     0       0
TEXAS ROADHOUSE INC                 COMMON    882681109     179         20000      N        X                   20000     0       0
TEXTRON INC                         COMMON    883203101     959         20000      N        X                   20000     0       0
CALL UNITEDHEALTH SEP               CALL O    91324P8IE      54         40000      C        X                   40000     0       0
URBAN OUTFITTERS INC                OTC EQ    917047102     312         10000      N        X                   10000     0       0
CALL UNITED TECH JUL 55             CALL O    9130178FK      93         15000      C        X                   15000     0       0
WILLBROS GROUP INC                  COMMON    969199108    1095         25000      N        X                   25000     0       0
CALL WELLPOINT INC JUL 50           CALL O    94973V1GJ       6         10000      C        X                   10000     0       0
WILLIAMS COMPANIES INC              COMMON    969457100    1008         25000      N        X                   25000     0       0
EXCO RESOURCES INC                  COMMON    269279402    1554         42100      N        X                   42100     0       0
PUT FINANCIAL SELECT AUG 21         PUT OP    81369Y8TU     129         75000      P        X                   75000     0       0
CALL YAHOO! INC OCT 30              CALL O    9843329AF       7         25000      C        X                   25000     0       0
YAHOO INC                           OTC EQ    984332106     310         15000      N        X                   15000     0       0
QUICKSILVER INC                     COMMON    74838C106     147         15000      N        X                   15000     0       0
                                                          89194
